Cash Flow Detail - Investing Activities, Proceeds and Payments on Companies (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Continuing And Discontinued Operations [Line Items]
Proceeds/(payments) on disposals of companies, net of cash and cash equivalents disposed	€ 1,004	€ (115)	€ 13,369
Payments on investments in companies, net of cash and cash equivalents acquired	(252)	(1,628)	(414)
Grupo Oi Mobile Business
Continuing And Discontinued Operations [Line Items]
Payments on investments in companies, net of cash and cash equivalents acquired	(3)	(986)	0
Incremental
Continuing And Discontinued Operations [Line Items]
Payments on investments in companies, net of cash and cash equivalents acquired	0	(178)	0
BE-terna
Continuing And Discontinued Operations [Line Items]
Payments on investments in companies, net of cash and cash equivalents acquired	(5)	(328)	0
Cancom Ltd.
Continuing And Discontinued Operations [Line Items]
Payments on investments in companies, net of cash and cash equivalents acquired	0	0	(374)
UGG TopCo GmbH & Co KG
Continuing And Discontinued Operations [Line Items]
Payments on investments in companies, net of cash and cash equivalents acquired	(73)	(50)	(27)
InfraCo, SpA
Continuing And Discontinued Operations [Line Items]
Payments on investments in companies, net of cash and cash equivalents acquired	(46)	0	0
InfraCo, SpA - Loan
Continuing And Discontinued Operations [Line Items]
Payments on investments in companies, net of cash and cash equivalents acquired	(46)	0	0
Opal Jvco Limited (nexfibre)
Continuing And Discontinued Operations [Line Items]
Payments on investments in companies, net of cash and cash equivalents acquired	(33)	0	0
Others
Continuing And Discontinued Operations [Line Items]
Payments on investments in companies, net of cash and cash equivalents acquired	(46)	(86)	(13)
Telxius Towers - Tax
Continuing And Discontinued Operations [Line Items]
Proceeds/(payments) on disposals of companies, net of cash and cash equivalents disposed	876	0	(917)
VMO2
Continuing And Discontinued Operations [Line Items]
Proceeds/(payments) on disposals of companies, net of cash and cash equivalents disposed	0	(256)	5,872
Telxius Towers
Continuing And Discontinued Operations [Line Items]
Proceeds/(payments) on disposals of companies, net of cash and cash equivalents disposed	90	2	7,434
Telefónica de Costa Rica TC, S.A.
Continuing And Discontinued Operations [Line Items]
Proceeds/(payments) on disposals of companies, net of cash and cash equivalents disposed	0	(15)	442
InfraCo, SpA
Continuing And Discontinued Operations [Line Items]
Proceeds/(payments) on disposals of companies, net of cash and cash equivalents disposed	0	0	479
Tax Associated with Sale of InfraCo, SpA
Continuing And Discontinued Operations [Line Items]
Proceeds/(payments) on disposals of companies, net of cash and cash equivalents disposed	0	(124)	0
Telefónica El Salvador
Continuing And Discontinued Operations [Line Items]
Proceeds/(payments) on disposals of companies, net of cash and cash equivalents disposed	0	116	0
Fiber Assets in Colombia
Continuing And Discontinued Operations [Line Items]
Proceeds/(payments) on disposals of companies, net of cash and cash equivalents disposed	0	55	0
Telfin Ireleand
Continuing And Discontinued Operations [Line Items]
Proceeds/(payments) on disposals of companies, net of cash and cash equivalents disposed	0	35	35
Others
Continuing And Discontinued Operations [Line Items]
Proceeds/(payments) on disposals of companies, net of cash and cash equivalents disposed	€ 38	€ 72	€ 24